Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Prior Period Adjustment [Abstract]
Restatement of Previously Issued Financial Statements
Note 2—Restatement of Previously Issued Financial Statements
On April 12, 2021, the Staff of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a Business Combination, which terms are similar to those contained in the warrant agreement, dated as of September 8, 2020, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 13,800,000 Public Warrants, (ii) the 7,520,000 Private Warrants, (See Note 4 and Note 5). The Company previously accounted for all Warrants as components of equity.
In further consideration of the guidance in Accounting Standards Codification
(“ASC”) 815-40, Derivatives
and Hedging; Contracts in Entity’s Own Equity, the Company concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the Balance Sheet and measured at fair value at inception (on the date of the
IPO) and at each reporting

date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the Statement of Operations in the period of change.
The Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to restate the Company’s previously issued audited financial statements as of December 31, 2020 and for the period from September 9, 2019 (inception) through December 31, 2020, as previously reported in its
Form 10-K. The
restated classification and reported values of the Warrants as accounted for under
ASC 815-40 are
included in the financial statements herein.
The following tables summarize the effect of the restatement on each financial statement line item as of the dates, and for the period, indicated:

	As Previously Reported	Adjustment	As Restated
Balance Sheet at February 13, 2020
Warrant Liability	$—	$28,806,800	$28,806,800
Class A ordinary shares subject to possible redemption	262,859,036	(28,806,800)	234,052,236
Class A ordinary shares	131	288	419
Additional paid-in capital	5,024,174	3,973,967	8,998,141
Accumulated deficit	$(24,990)	$(3,974,255)	$(3,999,245)

	As Previously Reported	Adjustment	As Restated
Selected Balance Sheet Items at March 31 , 2020
Warrant Liability	$—	$17,557,600	$17,557,600
Class A ordinary shares subject to possible redemption,	264,535,214	(17,557,596)	246,977,618
Class A ordinary shares	115	175	290
Additional paid-in capital	3,308,081	(7,272,469)	(3,964,388)
Accumulated deficit	$1,691,119	$7,272,290	$8,963,409

Selected Condensed Statement of Operations Items for Three Months Ended March 31, 2020
Warrants issuance costs	$—	(1,044,453)	(1,044,453)
Excess of the fair value of private placement warrants over the cash received	—	(2,932,800)	(2,932,800)
Unrealized loss on change in fair value of warrants	—	11,249,200	11,249,200
Net income (loss)	$1,714,085	$7,272,290	$8,986,375
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	(425,275)	6,474,725
Basic and diluted net loss per ordinary share, Class B	$(0.01)	1.13	1.12

	As Previously Reported	Adjustment	As Restated
Selected Condensed Statement of Cash Flow Items for Three Months Ended March 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$1,714,085	$7,272,290	$8,986,375
Excess of the fair value of private placement warrants over the cash received	—	2,932,800	2,932,800
Warrant issuance costs	—	1,044,110	1,044,110
Unrealized gain/loss on fair value changes of warrants	$—	$(11,249,200)	$(11,249,200)

	As Previously Reported	Adjustment	As Restated
Selected Balance Sheet Items at June 30, 2020
Warrant Liability	$—	$16,014,800	$16,014,800
Class A ordinary shares subject to possible redemption,	264,434,096	(16,014,800)	248,419,296
Class A ordinary shares	116	160	276
Additional paid-in capital	3,404,038	(8,814,907)	(5,410,869)
Accumulated deficit	$1,595,157	$8,814,747	$10,409,904

Selected Condensed Statement of Operations Items for Six Months Ended June 30, 2020
Warrants issuance costs	$—	(1,044,453)	(1,044,453)
Excess of the fair value of private placement warrants over the cash received	—	(2,932,800)	(2,932,800)
Unrealized loss on change in fair value of warrants	—	12,792,000	12,792,000
Net income (loss)	$1,618,123	$8,814,747	$10,432,870
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	(212,637)	6,687,363
Basic and diluted net loss per ordinary share, Class B	$(0.03)	1.32	1.29

Selected Condensed Statement of Cash Flow Items for Six Months Ended June 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$1,618,123	$8,814,747	$10,432,870
Excess of the fair value of private placement warrants over the cash received	—	2,932,800	2,932,800
Warrant issuance costs	—	1,044,453	1,044,453
Unrealized gain (loss) on fair value changes of warrants	$—	$(12,792,000)	$(12,792,000)

	As Previously Reported	Adjustment	As Restated
Selected Balance Sheet Items at September 30, 2020
Warrant Liability	$—	$27,101,200	$27,101,200
Class A ordinary shares subject to possible redemption,	264,272,806	(27,101,199)	237,171,607
Class A ordinary shares	118	270	388
Additional paid-in capital	3,565,326	2,271,382	5,836,708
Accumulated deficit	$1,433,868	$(2,271,653)	$(837,785)

Selected Condensed Statement of Operations Items for Nine Months Ended September 30, 2020
Warrants issuance costs	$—	(1,044,453)	(1,044,453)
Excess of the fair value of private placement warrants over the cash received	—	(2,932,800)	(2,932,800)
Unrealized loss on change in fair value of warrants	—	1,705,600	1,705,600
Net income (loss)	$1,456,834	$(2,271,653)	$(814,819)
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,900,000	(141,241)	6,758,759
Basic and diluted net loss per ordinary share, Class B	$(0.06)	(0.33)	(0.39)

Selected Condensed Statement of Cash Flows Items for Nine Months Ended September 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$1,456,834	$(2,271,653)	$(814,819)
Excess of the fair value of private placement warrants over the cash received	—	2,932,800	2,932,800
Warrant issuance costs	—	1,044,453	1,044,453
Unrealized gain (loss) on fair value changes of warrants	$—	$(1,705,600)	$(1,705,600)